Share Capital and Treasury Shares	12 Months Ended
Oct. 31, 2024
Share Capital and Treasury Shares [Abstract]
SHARE CAPITAL AND TREASURY SHARES
24.	SHARE CAPITAL AND TREASURY SHARES

	Class A ordinary shares		Class B ordinary shares		Total		Treasury shares— Class B ordinary shares
	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Treasury shares
		US$		US$		US$		US$
Ordinary shares of US$0.0001 each
Authorized
As of October 31, 2023 and 2024	8,000,000,000	800	2,000,000,000	200	10,000,000,000	1,000	N/A	N/A
Issued and fully paid
As of May 1, 2023	10,928,142	1	65,549,039	7	76,477,181	8	100,961	52,235
Issuance of shares (note (a))	380,065	—	—	—	380,065	—	—	—
As of October 31, 2023	11,308,207	1	65,549,039	7	76,857,246	8	100,961	52,235
Issuance of shares (note (b))	21,485,714	2	192,307	—	21,678,021	2	(100,961)	(52,520)
Repurchases of shares (note (c))	—	—	(18,838,906)	(2)	(18,838,906)	(2)	18,838,906	447,520
Shares owned by non-wholly owned subsidiaries (note (b))	—	—	—	—	—	—	21,485,714	187,998
As of October 31, 2024	32,793,921	3	46,902,440	5	79,696,361	8	40,324,620	635,233

Notes:

(a)	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at a fair value of US$5,602 for the purpose of an acquisition of a company by the immediate holding company.

(b)	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to WM&E at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of WM&E. As WM&E is a subsidiary of the Company, the shares of the Company owned by WM&E are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class B ordinary shares are owned by the subsidiary of the Company and both of them are classified as treasury shares in consolidation.

(c)	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.